Basis of Preparation - Subsidiaries of the Company (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
APWC General Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The British Virgin Islands
Percentage of equity interest	100.00%	100.00%
PRC (APWC) Holding Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The British Virgin Islands
Percentage of equity interest	100.00%	100.00%
Samray Inc. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The British Virgin Islands
Percentage of equity interest	100.00%	100.00%
Siam (APWC) Holdings Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The British Virgin Islands
Percentage of equity interest	100.00%	100.00%
Moon View Ltd [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The British Virgin Islands
Percentage of equity interest	100.00%	100.00%
Trigent Investment Holdings Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The British Virgin Islands
Percentage of equity interest	100.00%	100.00%
Crown Century Holdings Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The British Virgin Islands
Percentage of equity interest	100.00%	100.00%
Sigma Cable Company (Private) Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Singapore
Percentage of equity interest	98.30%	98.30%
Epan Industries Pte Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Singapore
Percentage of equity interest	98.30%	98.30%
Singvale Pte Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Singapore
Percentage of equity interest	100.00%	100.00%
Ningbo Pacific Cable Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The People's Republic of China
Percentage of equity interest	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The People's Republic of China
Percentage of equity interest	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The People's Republic of China
Percentage of equity interest	97.93%	97.93%
Crown Century Holdings Limited ("CCH (HK)") [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Hong Kong
Percentage of equity interest	97.93%	97.93%
Australia Pacific Electric Cable Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Australia
Percentage of equity interest	98.06%	98.06%
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	50.93%	50.93%
Double D Cable Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	50.93%	50.93%
Hard Lek Limited. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	73.98%	73.98%
APWC (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	99.48%	99.48%
PEWC (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	99.48%	99.48%
CTW Beta Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	50.89%	50.89%
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest	45.84%	45.84%
Asia Pacific New Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Taiwan
Percentage of equity interest	100.00%	100.00%
YASHIN Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Taiwan
Percentage of equity interest	100.00%	100.00%
YADING Energy Corporation Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Taiwan
Percentage of equity interest	100.00%	100.00%